TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Restricted investment funds related to Concesionaria Nueva [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	1,093,128
Private real estate equity fund Nexus
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 1,602,297	1,136,358
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	$ 6,039,115	5,082,574
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	6,039,115	5,082,574
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	5,932,409	4,938,945
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	106,706	143,629
Equity financial instruments | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,040	6,404
Equity financial instruments | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	5,490	56,498
Equity financial instruments | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	3,855,604	2,792,570
Equity financial instruments | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	101,216	87,131
Equity financial instruments | Pension and severance funds | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 2,072,765	$ 2,139,971